Debt and Financing Costs - Additional Information (Detail)	3 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Debt instrument term	5 years
Debt issuance costs			$ 61,000,000
Long-term debt	$ 59,000,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Debt instrument term	270 days
Debt instrument, face amount	$ 3,500,000,000.0
Letter of Credit [Member]
Debt Instrument [Line Items]
Debt instrument term	3 years
Debt instrument, face amount | £		£ 900,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 3,500,000,000.0
Credit facility maturity date	Jun. 30, 2020